Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Nov. 27, 2015
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2016